Short-Term Borrowings	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

NOTE 10 – SHORT-TERM BORROWINGS

Short-term borrowings from financial institutions consisted of the following on December 31, 2024:

Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Minsheng Bank		1,000,000	136,999	2024.06.27	2025.01.03	3.50%
Bank of Ningbo		5,000,000	684,997	2024.06.13	2025.06.13	2.80%
Bank of Ningbo		1,706,808	233,832	2024.10.30	2025.04.28	2.75%
Total	RMB	7,706,808	$1,055,828

Short-term borrowings from financial institutions consisted of the following on December 31, 2023:

Bank Name	Amount – RMB	Amount – USD	Issuance Date	Expiration Date	Interest
Minsheng Bank	500,000	70,424	2023.07.10	2024.07.10	4.00%

The Company’s short-term bank borrowings are guaranteed by the Company’s major shareholders, their immediate family members, and related companies. For the years ended December 31, 2024, 2023, and 2022, interest expenses on short-term borrowings from financial institutions amounted to $47,176, $165,247, and $192,198, respectively.